ACQUISITION OF ACS	12 Months Ended
Dec. 31, 2019
ACQUISITION OF ACS
ACQUISITION OF ACS

NOTE 3:-     ACQUISITION OF ACS

On December 31, 2015 (the "Closing Date"), the Company entered into a share purchase agreement, according to which the Company acquired 100% of the outstanding shares of ACS, a Dutch company which provides unified communications solutions. Following the transaction, ACS became a wholly-owned subsidiary of the Company.

As part of the share purchase agreement, the Company agreed to pay an earn out amount, based on the sales of the Company’s products related to ACS technology (the “ACS Products”) during the years 2016 until 2018.

The acquisition was accounted for using the purchase method. The $4,109 purchase price for the acquisition was composed of the following amounts: (i) a $2,000 payment in cash payable on the Closing Date; and (ii) $2,109, which represented the fair value of the ACS earn out.

Since the actual and expected revenues from ACS Products in the years ended December 31, 2018 and 2017 were different than the Company’s original expectations, the Company recorded income of $23 and expenses of $(206) in the years ended December 31, 2019 and 2018, respectively, as a result of revaluation of the ACS earn out liability. Such income (expense) is included in general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2019 and 2018. In February 2019 and in March 2018, the Company paid $410 and $151, respectively, to settle the ACS earn out.

In addition, the Company agreed to pay $500 after 12 months and an additional $500 after 24 months following the Closing Date upon meeting cumulative conditions (including service conditions) for each of these two periods (the "Deferred Payments"). The Deferred Payments were recorded as payroll expenses during the years ended December 31, 2017 and 2016. In March 2018 and in February 2017, the Company paid $500 and $448, respectively, to settle the Deferred Payments.

As of December 31, 2019 and 2018, the estimated fair value of the ACS earn out amounted to $0 and $433, respectively.